Series C Convertible Preferred Stock Warrant Liability (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014	Oct. 31, 2013
Class of Warrant or Right [Line Items]
Fair value of warrants outstanding	$ 0	$ 3,336
Proceeds from warrant exercises	8,150	0	0
Convertible Preferred Stock, Series C [Member]
Class of Warrant or Right [Line Items]
Number of warrants exercisable (in shares)					1,975,532
Warrant exercise price (in USD per share)					$ 8.175
Warrants exercised				996,940
Proceeds from warrant exercises				$ 8,100
Common stock [Member]
Class of Warrant or Right [Line Items]
Warrants exercised				978,592
Stock issued during period (in shares)				311,923